PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Significant Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
US plans | Current pensioner - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	20 years	20 years
US plans | Current pensioner - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	22 years	22 years
US plans | Current member aged 45 - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	21 years	22 years
US plans | Current member aged 45 - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	23 years	24 years
US plans | Pension Plans | (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.98%	4.05%
US plans | Pension Plans | (Current Service Costs)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.13%	3.69%
US plans | Other plans | (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.60%	3.71%
US plans | Other plans | (Current Service Costs)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.91%	4.17%
Canadian plans | Current pensioner - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	22 years	22 years
Canadian plans | Current pensioner - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	25 years	25 years
Canadian plans | Current member aged 45 - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	23 years	23 years
Canadian plans | Current member aged 45 - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	26 years	26 years
Canadian plans | Pension Plans | (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.15%	3.95%
Canadian plans | Pension Plans | (Current Service Costs)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.10%	3.55%
Canadian plans | Other plans | (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.15%	3.95%
Canadian plans | Other plans | (Current Service Costs)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.10%	3.55%